Investments - Summary of Long-Term Investments (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Schedule of Investments [Line Items]
Available-for-sale debt securities	¥ 5,568		¥ 7,755
Equity securities without readily determinable fair value	100,000		0
Equity method investments	59,440		42,216
Total	165,008	$ 23,921	49,971
Jiaxing Neixiangyoupan Equity Investment Fund Partnership
Schedule of Investments [Line Items]
Equity method investments	24,455		25,417
Hangzhou Chengqianqihou Food Supply Chain Co., Ltd.
Schedule of Investments [Line Items]
Equity method investments	8,743		8,750
Ruisha Technology
Schedule of Investments [Line Items]
Equity method investments	16,546		0
Others
Schedule of Investments [Line Items]
Equity method investments	9,696		8,049
Target Company
Schedule of Investments [Line Items]
Equity securities without readily determinable fair value	100,000		0
Jimi
Schedule of Investments [Line Items]
Available-for-sale debt securities	3,632		5,459
iSNOB
Schedule of Investments [Line Items]
Available-for-sale debt securities	0		0
Juesekuangxiang
Schedule of Investments [Line Items]
Available-for-sale debt securities	0		0
Jiangxi Chengqianqihou
Schedule of Investments [Line Items]
Available-for-sale debt securities	0		0
Others
Schedule of Investments [Line Items]
Available-for-sale debt securities	¥ 1,936		¥ 2,296